Patents (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Patents
3.        Patents

Patent intangible assets consist of the following at September 30, 2013:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount

Amortizable intangible assets:

Patents	10	$4,189,254	$(157,097)	$4,032,157

Total intangible assets		$4,189,254	$(157,097)	$4,032,157

The Company expects amortization expense to be approximately $418,925 per year for each of the next nine fiscal years and a pro rata portion in the tenth year. The Company’s future cash flows are not materially impacted by its ability to extend or renew its amortizable intangible assets.